LEASES	12 Months Ended
Jun. 30, 2025
Leases
LEASES

NOTE 7 — LEASES

The Company has multiple lease agreements for offices, shops and beauty equipment. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table includes supplemental cash flow and non-cash information related to leases:

	As of June 30,
	2025	2024
Cash paid of amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$(814,637)	$(1,093,819)
Financing cash outflows for finance leases	-	(2,994)
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	$1,149,384	$608,040
Finance lease liabilities	-	-

The weighted average remaining lease terms and discount rates for all of operating lease and finance leases as of June 30, 2025 and 2024 are as follows:

	As of June 30,
	2025		2024
Weighted-average remaining lease term (years):
Operating lease	1.84 years		0.74 years
Finance lease	0 years		0 years

Weighted average discount rate:
Operating lease	3.49%		3.51%
Finance lease	N/A	%	8.25%

The following is a schedule of maturities of operating and finance lease liabilities as of June 30, 2025:

Operating leases

Twelve months ending June 30,
2026	$711,336
2027	700,893
2028 and after	52,185
Total future minimum lease payments	1,464,414
Less: imputed interest	(53,276)
Present value of operating lease liabilities	$1,411,138
Less: current portion	(673,681)
Non-current portion	$737,457